Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

September 27, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Vivaldi Opportunities Fund

(1933 Act Registration No. 333-               ) (1940 Act Registration No. 811-23255)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is a registration statement under the Securities Act of 1933, as amended, and Amendment No. 5 to the registration statement under the Investment Company Act of 1940, as amended, on Form N-2 (the “Registration Statement”) of Vivaldi Opportunities Fund (the “Registrant”).

The purpose of this amendment is to (1) register additional shares of common stock of the Registrant (“Shares”) on behalf of the Registrant; (2) register Shares on behalf of certain shareholders of the Registrant; and (3) make other non-material changes.

Questions and comments may be directed to the undersigned at (215) 988-2699 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Nancy P. O’Hara

Nancy P. O’Hara